Business Combinations	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combinations
Business Combinations and Divestitures
Our acquisition activity in 2013, 2012 and 2011, was as follows:
2013 Acquisition Activity
Braintree
We completed the acquisition of Braintree on December 19, 2013. We acquired Braintree to accelerate PayPal's growth in mobile payments. We paid total consideration of approximately $713 million, consisting primarily of cash. The allocation of the purchase consideration for this acquisition is preliminary and remains subject to adjustment. Based on our preliminary allocation of the purchase consideration we recorded approximately $155 million of acquired intangible assets, net liabilities of approximately $32 million and goodwill of approximately $590 million. We expect intangible assets to include customer-related, marketing-related, and technology-based assets, which is consistent with our similar prior acquisitions. We are still evaluating the fair value and the useful lives over which we expect to amortize these intangible assets and the period over which we expect to derive economic benefit. Braintree is included in our Payments segment.
We have included the financial results of Braintree in our consolidated financial statements from the date of acquisition. Revenues and expenses related to Braintree for the period ending December 31, 2013 were not material. Pro forma results of operations have not been presented because the effect of the acquisition was not material to our financial results.

Other
Other acquisition activity during 2013 consisted of six acquisitions, four of which are included in our Marketplaces segment and two in our Payments segment, for aggregate purchase consideration of approximately $164 million, consisting primarily of cash. The allocation of the purchase consideration resulted in net liabilities of approximately $16 million, purchased intangible assets of approximately $56 million and goodwill of approximately $124 million. The allocations of the purchase price for these acquisitions have been prepared on a preliminary basis and changes to those allocations may occur as additional information becomes available. The consolidated financial statements include the operating results of the acquired businesses since the respective dates of the acquisitions. Pro forma results of operations have not been presented because the effect of the acquisitions was not material to our financial results.
Refer to our 2011 acquisition activity below for current year activity regarding the RueLaLa and ShopRunner equity investments.
2012 Acquisition and Divestiture Activity
During 2012, we completed three acquisitions, two of which are included in our Marketplaces segment and one in our Payments segment, for aggregate purchase consideration of approximately $149 million, consisting primarily of cash. The allocation of the purchase consideration resulted in net liabilities of approximately $21 million, purchased intangible assets of $70 million and goodwill of $100 million. The consolidated financial statements include the operating results of the acquired businesses since the respective dates of the acquisitions. Pro forma results of operations have not been presented because the effect of the acquisitions was not material to our financial results.

In May 2012, we completed the sale of Rent.com for proceeds of approximately $145 million, resulting in a gain of approximately $118 million. The results of operations from Rent.com are not material to any period presented.

2011 Acquisition and Divestiture Activity

During 2011, we completed thirteen acquisitions, including the acquisitions of GSI, brands4friends, GittiGidiyor and Zong. Allocation of the purchase consideration for the business combinations completed in 2011 is summarized as follows:

	Purchase Consideration	Net Tangible Assets Acquired/(Liabilities Assumed)	Purchased Intangible Assets	Goodwill
	(In millions)
GSI	$2,377	$128	$819	$1,430
brands4friends	193	(33)	76	150
GittiGidiyor	235	(9)	53	191
Zong	232	(36)	77	191
Other	402	(34)	164	272
Total	$3,439	$16	$1,189	$2,234

The purchase consideration for each acquisition was allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase consideration recorded as goodwill. The fair value assigned to identifiable intangible assets acquired was determined primarily by using valuation methods that discount expected future cash flows to present value using estimates and assumptions determined by management. Purchased identifiable intangible assets are amortized on a straight-line basis over the respective useful lives. We generally do not expect goodwill to be deductible for income tax purposes.
GSI
Acquisition
We completed the acquisition of GSI on June 17, 2011. GSI is a leading provider of ecommerce and interactive marketing services. We acquired GSI to utilize its comprehensive integrated suite of online commerce and interactive marketing services to strengthen our ability to connect buyers and sellers worldwide. We paid $29.25 per share, and assumed restricted stock-based awards with a fair value of approximately $25 million, resulting in total consideration of approximately $2.4 billion. In addition, we paid an amount equal to $0.33 per share or approximately $24 million, which was separate and distinct from the per share merger consideration, to certain GSI security holders in connection with the settlement of litigation related to the acquisition of GSI and recorded that payment in general and administrative expenses. GSI is reported in our Enterprise segment.
Divestiture
In conjunction with the acquisition of GSI, we immediately divested 100 percent of GSI's licensed sports merchandise business and 70 percent of GSI's ShopRunner and RueLaLa businesses (together, the "divested businesses"). The divested businesses were sold to Kynetic, LLC (formerly known as NRG Commerce, LLC), which we refer to as Kynetic, led by GSI's former Chairman, President and Chief Executive Officer, for a note receivable with a face value of $467 million. The note receivable bore interest at an annual rate equal to 3-month LIBOR plus 1.10%, maturing in December 2018, and was secured by certain assets of the divested businesses. The fair value of the note receivable was determined to be $287 million based on comparable market interest rates and was recorded in other assets in our consolidated balance sheet. The difference between the fair value of the note receivable and the carrying value of the divested businesses resulted in a loss of approximately $257 million. The loss was recorded in interest and other, net in our consolidated statement of income.
The carrying value of our retained stake in the ShopRunner and RueLaLa businesses was approximately $75 million and was recorded in long-term investments. We accounted for our retained interest in the ShopRunner and RueLaLa businesses under the equity method of accounting and recorded our proportionate share of net income (loss) on a one-quarter lag as a component of interest and other, net in our consolidated statement of income. Our exposure to loss resulting from our financing arrangement with Kynetic and equity investments in RueLaLa and ShopRunner was limited to the carrying value of the note receivable and equity investments, respectively. We also entered into a transitional services agreement, pursuant to which GSI provided to the divested businesses certain transitional services for a limited period. GSI has also entered into a transitional services agreement, pursuant to which it is providing to the divested businesses certain transitional services for a limited period, as well as certain other commercial agreements with Kynetic and its affiliates.
In September 2013, the Kynetic note receivable was repaid and our investments in RueLaLa and ShopRunner were sold for total cash proceeds of approximately $485 million. This transaction resulted in a net gain of approximately $75 million, which has been recognized in interest and other, net in our consolidated statement of income.
Intangible Assets
The following table sets forth the components of intangible assets acquired in connection with the GSI acquisition (excluding intangible assets sold in connection with the divested businesses):

Description	Fair Value	Useful Life (Years)
	(In millions, except years)
Trademarks	$8	2
User base	668	5
Developed technology	143	5
Total	$819

We have included the financial results of GSI in our consolidated financial statements from the date of acquisition.
Pro forma financial information
The unaudited pro forma financial information in the table below summarizes the combined results of our operations and those of GSI for the periods shown as though the acquisition of GSI and the sale of the divested businesses had occurred as of the beginning of fiscal year 2010. The pro forma financial information for the periods presented includes the business combination accounting effects of the acquisition, including amortization charges from acquired intangible assets. The pro forma financial information as presented below is for informational purposes only, is subject to a number of estimates, assumptions and other uncertainties, and is not indicative of the results of operations that would have been achieved if the acquisition and divestiture had taken place at January 1, 2011. The unaudited pro forma financial information is as follows (no pro forma information is presented for 2013 or 2012 as GSI is included in the consolidated results of operations for the full year):

Year Ended December 31, 2011
(In millions, except per share amounts)
Total revenues	$12,038
Net income	3,169
Basic earnings per share	2.45
Diluted earnings per share	$2.41

brands4friends
In the first quarter of 2011, we acquired brands4friends, an online shopping club for fashion and lifestyle in Germany, for total cash consideration of approximately $193 million. This company is included in our Marketplaces segment. Our consolidated financial statements include the operating results of brands4friends from the date of acquisition. Pro forma results of operations have not been presented because the effect of the acquisition was not material to our consolidated results of operations.
GittiGidiyor
In the second quarter of 2011, we acquired additional shares of GittiGidiyor, an online marketplace in Turkey. We previously held a non-controlling interest in GittiGidiyor, and following the completion of the acquisition of these additional shares, we own approximately 93% of the outstanding shares of GittiGidiyor. The following table summarizes the purchase consideration (in millions):

Cash paid	$182
Fair value of non-controlling interest	31
Fair value of previously held equity interest	22
Total purchase consideration	$235

This company is included in our Marketplaces segment. As a result of obtaining control over GittiGidiyor, our previously held 10% interest was remeasured to fair value, which resulted in a gain of $17 million. The gain has been recognized in interest and other, net in our consolidated statement of income. We recorded the remaining non-controlling interest in additional paid-in capital in our consolidated balance sheet as the amount is not significant. Our consolidated financial statements include the operating results of GittiGidiyor from the date of acquisition. Pro forma results of operations have not been presented because the effect of the acquisition was not material to our consolidated results of operations.
Zong
Zong is a provider of payment services through mobile carrier billing. We completed the acquisition of Zong on August 11, 2011, for total cash consideration of approximately $232 million. The business is included in our Payments segment. Our consolidated financial statements include the operating results of Zong from the date of acquisition. Pro forma results of operations have not been presented because the effect of the acquisition was not material to our consolidated results of operations.
Other

•	Magento
We completed our acquisition of Magento, which operates an ecommerce storefront platform, on August 16, 2011. We previously held a non-controlling interest in Magento of 49.9% of the outstanding shares, and following the completion of the acquisition, we own 100% of the outstanding shares of Magento. As a result of obtaining control over Magento, our previously held interest was remeasured to fair value, which resulted in a gain of $56 million. The gain has been recognized in interest and other, net in our consolidated statement of income. Our consolidated financial statements include the operating results of Magento from the date of acquisition. Magento is included in Enterprise segment. Pro forma results of operations have not been presented because the effect of the acquisition was not material to our consolidated results of operations.

•	Other

Other acquisition activity during 2011 consisted of eight acquisitions, four of which are included in our Marketplaces segment and four of which are included in our Payments segment. The purchase consideration for these acquisitions consisted solely of cash. The consolidated financial statements include the operating results of the acquired businesses since the respective dates of the acquisitions. Pro forma results of operations have not been presented because the effect of these acquisitions was not material to our consolidated results of operations.